Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 27,445	$ 21,243
Restricted cash, current portion
Restricted cash, net of current portion	1,350	1,350
Total cash and cash equivalents and restricted cash	$ 28,795	$ 22,593